SUBSEQUENT EVENT - (Details) - CNY (¥) ¥ in Thousands	Apr. 23, 2020	Dec. 31, 2018
Subsequent Event [Line Items]
Bank borrowings		¥ 20,000
Subsequent Event | 2020 BankLoans [Member]
Subsequent Event [Line Items]
Bank borrowings	¥ 882,000
Maturity term (in years)	1 year
Interest rate (as a percent)	3.33%